Leases, Other Information (Details)	Dec. 31, 2023	Dec. 31, 2022
Other Information [Abstract]
Weighted-average remaining lease term for operating leases	13 years	12 years 1 month 6 days
Weighted-average discount rate for operating leases	2.91%	2.70%